Loans and Related Allowance for Loan Losses (Allowance for Loan Losses and Recorded Investments in Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				$ 2,287				$ 3,281	$ 2,287	$ 3,281	$ 2,931
Charge-offs									(275)	(1,431)	(1,071)
Recoveries									11	22	10
Provisions	110	110	117	20	149	100	86	80	357	415	1,411
Allowance for loan losses: Ending balance	2,380				2,287				2,380	2,287	3,281
Ending balance: individually evaluated for impairment	150				164				150	164	1,127
Ending balance: collectively evaluated for impairment	2,230				2,123				2,230	2,123	2,154
Loans: Ending Balance	294,901				277,798				294,901	277,798	277,500
Ending balance: individually evaluated for impairment	6,553				8,049				6,553	8,049	7,662
Ending balance: collectively evaluated for impairment	288,348				269,749				288,348	269,749	269,838
Commercial, Financial and Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				253				179	253	179	195
Charge-offs									(20)	(4)	(25)
Recoveries									4	13	8
Provisions									(15)	65	1
Allowance for loan losses: Ending balance	222				253				222	253	179
Ending balance: collectively evaluated for impairment	222				253				222	253	179
Loans: Ending Balance	23,738				26,281				23,738	26,281	19,296
Ending balance: individually evaluated for impairment	1				94				1	94	160
Ending balance: collectively evaluated for impairment	23,737				26,187				23,737	26,187	19,136
Real Estate - Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				534				463	534	463	455
Charge-offs									(92)
Recoveries									5
Provisions									218	71	8
Allowance for loan losses: Ending balance	665				534				665	534	463
Ending balance: individually evaluated for impairment					26					26
Ending balance: collectively evaluated for impairment	665				508				665	508	463
Loans: Ending Balance	90,000				74,471				90,000	74,471	69,187
Ending balance: individually evaluated for impairment	2,264				2,255				2,264	2,255	2,672
Ending balance: collectively evaluated for impairment	87,736				72,216				87,736	72,216	66,515
Real Estate - Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				212				202	212	202	442
Charge-offs									(18)	(117)	(193)
Provisions									(39)	127	(47)
Allowance for loan losses: Ending balance	155				212				155	212	202
Ending balance: individually evaluated for impairment					93					93	91
Ending balance: collectively evaluated for impairment	155				119				155	119	111
Loans: Ending Balance	20,713				19,681				20,713	19,681	18,092
Ending balance: individually evaluated for impairment	336				1,982				336	1,982	2,202
Ending balance: collectively evaluated for impairment	20,377				17,699				20,377	17,699	15,890
Real Estate - Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				1,246				2,387	1,246	2,387	1,771
Charge-offs									(125)	(1,281)	(852)
Provisions									179	140	1,468
Allowance for loan losses: Ending balance	1,300				1,246				1,300	1,246	2,387
Ending balance: individually evaluated for impairment	150				45				150	45	1,036
Ending balance: collectively evaluated for impairment	1,150				1,201				1,150	1,201	1,351
Loans: Ending Balance	140,676				140,459				140,676	140,459	153,122
Ending balance: individually evaluated for impairment	3,952				3,718				3,952	3,718	2,628
Ending balance: collectively evaluated for impairment	136,724				136,741				136,724	136,741	150,494
Obligations of State and Political Subdivisions [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans: Ending Balance	15,730				12,702				15,730	12,702	12,769
Ending balance: collectively evaluated for impairment	15,730				12,702				15,730	12,702	12,769
Personal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance				42				50	42	50	68
Charge-offs									(20)	(29)	(1)
Recoveries									2	9	2
Provisions									14	12	(19)
Allowance for loan losses: Ending balance	38				42				38	42	50
Ending balance: collectively evaluated for impairment	38				42				38	42	50
Loans: Ending Balance	4,044				4,204				4,044	4,204	5,034
Ending balance: collectively evaluated for impairment	$ 4,044				$ 4,204				$ 4,044	$ 4,204	$ 5,034